Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Wuxi property with a carrying amount	$ 10,100
Proceeds of property, plant and equipment	32,000
Payments to the propertys master tenant and its sublessee	3,100
Gain (Loss) on disposition of property plant equipment	17,395
Other Income
Property, Plant and Equipment [Line Items]
Gain (Loss) on disposition of property plant equipment	18,800
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Property, Plant and Equipment [Line Items]
Proceeds of property, plant and equipment	10,100
Buildings
Property, Plant and Equipment [Line Items]
Asset pledged to banks to obtain loan facilities	0	$ 0
Property, plant and equipment
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 600	$ 800